Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Additional paid in capital	Treasury stock	Retained earnings	Accumulated other comprehensive loss	Class A common stock	Class B common stock
Beginning balance, shares (in shares) at Dec. 31, 2022						28,477,704	10,938,125
Beginning balance at Dec. 31, 2022	$ 1,492,110	$ 103,465	$ (344,541)	$ 1,715,838	$ (11,445)	$ 21,327	$ 7,466
Net profit	514,097			514,097
Other comprehensive income (loss)	2,119				2,119
Issuance of stock for employee awards (in shares)						59,066
Issuance of stock for employee awards		(40)				$ 40
Share-based compensation expense	4,359	4,359
Acquisition of treasury shares (in shares)						(1,141,316)
Acquisition of treasury shares	(105,932)		(105,932)
Dividends	(134,085)			(134,085)
Share settlement convertible notes (in shares)						3,694,845
Share settlement convertible notes	349,495	103,152	$ 246,343
Other (in shares)						11,390
Other	(15)	(1,834)		(15)		$ 1,834
Ending balance, shares (in shares) at Dec. 31, 2023			2,887,905			31,101,689	10,938,125
Ending balance at Dec. 31, 2023	2,122,148	209,102	$ (204,130)	2,095,835	(9,326)	$ 23,201	$ 7,466
Net profit	608,114			608,114
Other comprehensive income (loss)	(6,422)				(6,422)
Issuance of stock for employee awards (in shares)						63,083
Issuance of stock for employee awards		(43)				$ 43
Share-based compensation expense	5,483	5,483
Acquisition of treasury shares (in shares)			(929,941)			(929,941)
Acquisition of treasury shares	(87,308)		$ (87,308)
Dividends	(269,272)			(269,272)
Ending balance, shares (in shares) at Dec. 31, 2024			3,817,846			30,234,831	10,938,125
Ending balance at Dec. 31, 2024	2,372,743	214,542	$ (291,438)	2,434,677	(15,748)	$ 23,244	$ 7,466
Net profit	671,648			671,648
Other comprehensive income (loss)	(191)				(191)
Issuance of stock for employee awards (in shares)						66,843
Issuance of stock for employee awards		(46)				$ 46
Share-based compensation expense	5,694	5,694
Acquisition of treasury shares (in shares)			(101,713)			(101,713)
Acquisition of treasury shares	(8,705)		$ (8,705)
Dividends	(265,766)			(265,766)
Other (in shares)						467
Ending balance, shares (in shares) at Dec. 31, 2025			3,919,559			30,200,428	10,938,125
Ending balance at Dec. 31, 2025	$ 2,775,423	$ 220,190	$ (300,143)	$ 2,840,559	$ (15,939)	$ 23,290	$ 7,466